Annual Fund Operating Expenses - BOND FUND OF AMERICA	Feb. 27, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.59%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.61%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.34%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.37%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.81%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.63%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	0.58%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.64%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.69%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.34%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.23%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.33%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.28%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.32%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.32%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.88%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.57%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.28%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.23%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.03%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.38%

[1]	Restated to reflect current fees.